STOCK OPTION RESERVE (Details 2) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	868,000
Granted	343,400	868,000
Expired or forfeited	(60,000)
Balance	1,151,400	868,000
Exercisable as at end	405,997	116,666
P B I 2013 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance		2,980
Granted
Expired or forfeited		(2,980)
Balance
Exercisable as at end
iOx Option Plan (Subsidiary Plan) [Member]
IfrsStatementLineItems [Line Items]
Balance	1,924	2,599
Granted
Expired or forfeited	(649)	(675)
Balance	1,275	1,924
Exercisable as at end	1,275	1,604